Earnings Per Share - Computation of Earnings Per Share (Detail) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($) $ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 TWD ($) $ / shares shares	Dec. 31, 2015 TWD ($) $ / shares shares
Earnings per share [abstract]
Net income available to common shareholders of the parent | $	$ 344,998.3		$ 331,713.7	$ 302,850.9
Effect of dilutive potential common shares | $				0.0
Net income available to common shareholders of the parent (including effect of dilutive potential common shares) | $				$ 302,850.9
Net income available to common shareholders of the parent | shares			25,930.3	25,930.3
Effect of dilutive potential common shares | shares				0.1
Net income available to common shareholders of the parent | shares	25,930.3			25,930.4
Basic EPS | (per share)	$ 13.30	$ 0.45	$ 12.79	$ 11.68
Diluted EPS | (per share)	$ 13.30	$ 0.45	$ 12.79	$ 11.68